COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended									3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 08, 2017	Jul. 06, 2017	Sep. 01, 2014	Jun. 23, 2018	Apr. 18, 2018	May 31, 2017	Oct. 25, 2016	Jun. 30, 2016	May 31, 2016	Dec. 31, 2015	Jan. 31, 2015	Sep. 30, 2014	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017	Jun. 21, 2016
Operating lease periodic payment											$ 709
Frequency of periodic payment											Monthly
Operating lease rental expense													$ 2,147		$ 2,126		$ 4,251	$ 8,502	$ 4,960
Operating lease expiration date											May 31, 2017
Lease agreement description											The Company has negotiated and entered into a two-year amendment to that lease that commenced as of June 1, 2017 through May 31, 2019. The monthly rate from June 1, 2017 through May 31, 2018 is $709 per month and increases to $730 per month from June 1, 2018 through May 31, 2019.							The Company has negotiated and entered into a two-year amendment to that lease that commenced as of June 1, 2017 through May 31, 2019. The monthly rate from June 1, 2017 through May 31, 2018 is $709 per month and increases to $730 per month from June 1, 2018 through May 31, 2019.
Stock Purchase Agreement [Member]
Business acquisition, description				The purchase price payable in cash is €700,000. Closing of the acquisition is subject to satisfactory completion of due diligence, delivery of audited and interim financial statements of Cosmofarm subject to being audited by PCAOB auditors, no material adverse change in the business or financial condition of Cosmofarm, all necessary consents and approvals to complete the acquisition have been obtained and other customary closing conditions. As of June 30 2017, Cosmofarm is undergoing an audit of the company’s financial statements for the last two years by a PCAOB audit firm, the SPA has not closed and Cosmos has not paid the €700,000.
Private Placement [Member]
Commitments and contingencies description	On August 8, 2017, the Company entered into an agreement with a third-party placement agent (the “Agent”) who will serve as the Company’s exclusive placement agent or sole book running manager with respect to any offerings of equity or equity-linked securities as well as any debt offering with the two organizations named in the agreement (the “Offering”) for a period of 120 days. In the event that an Offering is agreed upon by the Agent and the Company, the Company shall provide payment as follows: (1) a cash commission of 6% of the total gross proceeds for two named investors (2) a cash commission of 4% of total gross proceeds from five named investors and (3) excluding the five named investors in “(2)” a cash commission equal to 8% of the total gross proceeds from the Offering and the issuance to the Agent or its designees of warrants covering 8% of the shares of common stock issued or issuable by the Company in the Offering. Additionally, the Agent will receive a cash fee of 8% payable within 5 business days, but only in the event of, the receipt by the Company of any cash proceeds from the exercise of any warrants with an expiration equal to or less than 24 months sold in the Offering.
Lease agreement description	In connection with the Company’s November 16, 2017 Note offering, the Agent received a cash commission of $240,000, equal to eight (8%) percent of the total gross proceeds of the offering and the issuance of five-year warrants to purchase eight (8%) percent of the shares of Common Stock issued or issuable in the offering (excluding shares of Common Stock issuable upon exercise of any Warrants issued to investors, or 53,600 shares); however, will receive eight (8%) percent of any cash proceeds received from the exercise of any Warrants sold in the offering with an expiration equal to or less than twenty-four (24) months. The Warrants are exercisable six (6) months after the date of issuance, or May 16, 2018.
SkyPharm [Member]
Operating lease periodic payment			$ 4,802			$ 1,250						$ 4,802
Frequency of periodic payment			Monthly			Monthly						Monthly
Operating lease rental expense													$ 32,684		25,198	$ 65,367	50,397
Term of operating lease			6 years									6 years
Advisory agreement, description					SkyPharm S.A. entered into a ten-year Advisory Agreement with Synthesis Management Limited (the “Advisor”). The Advisor was retained to assist SkyPharm to secure corporate finance capital. The Advisor shall be paid €104,000 per year during the ten-year term.
SkyPharm [Member] | Additional space [Member]
Operating lease periodic payment								$ 2,021	$ 886
Frequency of periodic payment								Monthly	Monthly
SkyPharm [Member] | First Floor [Member]
Operating lease periodic payment										$ 886
Frequency of periodic payment										Monthly
CC Pharma GmbH [Member]
Non-refundable fee																					$ 454,800
Expense paid		$ 454,800																$ 454,800	454,800
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Operating lease periodic payment																$ 1,500		$ 1,500
Common stock shares reserved													200,000			200,000		200,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Conclusion of Preclinical Trials [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Common stock shares reserved													50,000			50,000		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | conclusion of Phase I testing [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Common stock shares reserved													50,000			50,000		50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Conclusion of Phase II testing [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Common stock shares reserved													50,000			50,000				50,000
Anastasios Tsekas and Olga Parthenea Georgatsou [Member] | Conclusion of Phase III testing [Member] | Intellectual property sale agreement [Member] | On October 1, 2016 [Member]
Common stock shares reserved													50,000			50,000		50,000
Amplerissimo [Member]
Operating lease periodic payment																$ 122		$ 124
Frequency of periodic payment																Monthly		Monthly
Operating lease rental expense													$ 399		$ 358	$ 799	715	$ 1,492	1,462
Operating lease renewal date																Jul. 31, 2018		Jul. 31, 2018
Decahedron [Member]
Operating lease periodic payment							$ 2,470
Operating lease rental expense																$ 15,753	$ 12,076	$ 27,180
Operating lease expiration date							Oct. 24, 2021
MediHelm S.A. [Member] | SkyPharm [Member]
Operating lease periodic payment																$ 8,758
Frequency of periodic payment																Monthly
Operating lease rental expense														$ 33,180		$ 24,891		$ 116,400	89,323
Total monthly operating lease amount																			$ 8,758